Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

As required by Section 953(b) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(4) of Regulation S-K, we are providing the following information about the relationship of the annual total compensation of our NEOs and our performance.

Pay versus Performance Table

Year	Summary Compensation Table total for CEO	CEO Compensation Actually Paid(1)	Average Summary Compensation Table total for other NEOs(2)	Average Compensation Actually Paid to other NEOs(1)(2)	Value of initial fixed $100 investment based on TSR	Net loss ($ Thousands)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2023	$924,668	$3,666,103	$650,154	$1,418,649	$28	$(51,207)
2024	$1,114,080	$208,691	$754,994	$609,176	$3	$(25,430)

(1)
To calculate the compensation actually paid, the following amounts were added to Summary Compensation Table total compensation.

Year	Fair Value of covered year Unvested Equity Awards	Fair Value of covered year Vested Equity Awards	Change in Fair value of covered year Unvested Equity Awards	Change in Fair Value of covered year Vested Awards	Amounts reported in the Summary Compensation Table for equity awards	Equity Value Included in Compensation Actually Paid
	(a)	(b)	(c)	(d)	(e)	(f) = (a) + (b) + (c) + (d) – (e)
2023	$1,765,374	$1,465,542	$(291,609)	$(23,181)	$174,691	$2,741,435
2024	$95,476	$—	$(42,793)	$(862,582)	$95,490	$(905,389)

(2)
The other NEOs reflected in columns (d) and (e) represent the following individuals for 2024: Dr. Rafael Bejar and Mr. Fletcher Payne, and for 2023: Dr. Rafael Bejar, Mr. Fletcher Payne and Mr. Philippe Ledru.

Narrative

The relationship between compensation actually paid and the pay of our NEOs is described below:

•
Relationship Between Compensation Paid to the CEO and Average Compensation Paid to Other Named Officers and the Corporation’s Cumulative TSR – In both 2024 and 2023, the compensation paid to the CEO and other NEOs decreased in line with the decrease in our TSR. This is due primarily to the Corporation’s use of long-term equity incentive awards, which are tied directly to our stock price in addition to our financial performance. The actual dollar value of previously issued equity securities depends on the market price of the Shares at the time of exercise. As the market price of the Shares is currently lower than the exercise price of outstanding options, realizable value from such equity-based compensation is currently $0.

Named Executive Officers, Footnote
(2)
The other NEOs reflected in columns (d) and (e) represent the following individuals for 2024: Dr. Rafael Bejar and Mr. Fletcher Payne, and for 2023: Dr. Rafael Bejar, Mr. Fletcher Payne and Mr. Philippe Ledru.

PEO Total Compensation Amount	$ 1,114,080	$ 924,668
PEO Actually Paid Compensation Amount	208,691	3,666,103
Non-PEO NEO Average Total Compensation Amount	754,994	650,154
Non-PEO NEO Average Compensation Actually Paid Amount	$ 609,176	1,418,649
Adjustment to Non-PEO NEO Compensation Footnote

Year	Fair Value of covered year Unvested Equity Awards	Fair Value of covered year Vested Equity Awards	Change in Fair value of covered year Unvested Equity Awards	Change in Fair Value of covered year Vested Awards	Amounts reported in the Summary Compensation Table for equity awards	Equity Value Included in Compensation Actually Paid
	(a)	(b)	(c)	(d)	(e)	(f) = (a) + (b) + (c) + (d) – (e)
2023	$1,765,374	$1,465,542	$(291,609)	$(23,181)	$174,691	$2,741,435
2024	$95,476	$—	$(42,793)	$(862,582)	$95,490	$(905,389)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 3	28
Net Income (Loss)	$ (25,430,000)	$ (51,207,000)
PEO Name	Dr. Rafael Bejar and Mr. Fletcher Payne	Dr. Rafael Bejar, Mr. Fletcher Payne and Mr. Philippe Ledru
Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 95,476	$ 1,765,374
Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(42,793)	(291,609)
Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,465,542
Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(862,582)	(23,181)
Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	95,490	174,691
Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (905,389)	$ 2,741,435